Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]

8.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2017 and September 30, 2017, the gross and net amounts of derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,835	¥—	¥18,835	¥(15,053)	¥(726)	¥3,056
Receivables under resale agreements	11,044	(2,856)	8,188	(7,461)	(11)	716
Receivables under securities borrowing transactions	11,003	—	11,003	(10,880)	(9)	114

Total	¥40,882	¥(2,856)	¥38,026	¥(33,394)	¥(746)	¥3,886

Financial liabilities:
Derivative liabilities	¥18,562	¥—	¥18,562	¥(15,063)	¥(1,229)	¥2,270
Payables under repurchase agreements(1)	20,549	(2,856)	17,693	(17,489)	(11)	193
Payables under securities lending transactions	5,549	—	5,549	(5,526)	(8)	15
Obligations to return securities received as collateral	3,516	—	3,516	(492)	—	3,024

Total	¥48,176	¥(2,856)	¥45,320	¥(38,570)	¥(1,248)	¥5,502

At September 30, 2017	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,256	¥—	¥16,256	¥(12,843)	¥(670)	¥2,743
Receivables under resale agreements	9,676	(2,975)	6,701	(6,127)	(13)	561
Receivables under securities borrowing transactions	9,839	—	9,839	(9,723)	(16)	100

Total	¥35,771	¥(2,975)	¥32,796	¥(28,693)	¥(699)	¥3,404

Financial liabilities:
Derivative liabilities	¥16,273	¥—	¥16,273	¥(12,691)	¥(1,539)	¥2,043
Payables under repurchase agreements(1)	22,057	(2,892)	19,165	(18,946)	(29)	190
Payables under securities lending transactions	4,790	—	4,790	(4,757)	(12)	21
Obligations to return securities received as collateral	2,700	—	2,700	(704)	—	1,996

Total	¥45,820	¥(2,892)	¥42,928	¥(37,098)	¥(1,580)	¥4,250

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,611,916 million and ¥2,046,159 million at March 31, 2017 and September 30, 2017, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.